Schedule – Unaudited Condensed Financial Information of the Parent Company - Schedule of Cash Flow (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Cash Flow [Line Items]
Net cash used in operating activities	$ (773,372)	$ (1,269,634)	$ (1,516,279)
Net cash (used in) provided by investing activities	(399,000)	1,071,942	878,000
Net cash provided by (used in) financing activities	7,743,162	(150,000)
Increase (Decrease) in cash and cash equivalents	6,570,790	(347,692)	(638,279)
Cash, cash equivalents and restricted cash, beginning of year	39	347,731	986,010
Cash, cash equivalents and restricted cash, end of year	$ 6,570,829	$ 39	$ 347,731